Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The information below presents the relationship between the compensation of our named executive officer and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
Pay Versus Performance Table
	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income, in thousands ($)	Normalized FFO per Share ($)(5)
Year					Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)
2023	18,508,171	30,796,068	6,439,504(6)	10,630,597(6)	66	71	(599,337)	5.48
2022	16,660,855	(11,758,654)	7,006,710(6)	(2,389,306)(6)	44	68	(76,303)	6.76
2021	21,088,057	32,642,206	7,711,773(6)	11,565,039(6)	90	103	480,632	6.58
2020	15,194,726	9,617,334	6,741,540(6)	4,723,677(6)	71	78	414,758	6.85

(1)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Holliday during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	18,508,171	(15,767,540)	28,055,437	30,796,068
2022	16,660,855	(14,284,701)	(14,134,808)	(11,758,654)
2021	21,088,057	(18,099,677)	29,653,826	32,642,206
2020	15,194,726	(12,643,310)	7,065,918	9,617,334

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2023	18,575,794	4,556,883	1,292,938	2,027,376	—	1,602,445	28,055,437
2022	4,807,388	(14,493,069)	683,334	(2,002,870)	(4,842,970)	1,713,380	(14,134,808)
2021	25,933,302	2,631,512	1,318,015	(1,636,532)	—	1,407,529	29,653,826
2020	8,918,153	(3,385,784)	982,595	—	—	550,954	7,065,918
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(2)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Holliday as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Holliday) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,439,504	(5,716,304)	9,907,397	10,630,597
2022	7,006,710	(6,036,720)	(3,359,296)	(2,389,306)
2021	7,711,773	(6,677,199)	10,530,465	11,565,039
2020	6,741,540	(4,872,895)	2,855,032	4,723,677

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2023	6,660,330	1,494,511	538,835	635,195	—	578,527	9,907,397
2022	1,882,454	(4,551,556)	905,033	(638,835)	(1,544,649)	588,257	(3,359,296)
2021	8,850,588	884,588	853,696	(543,494)	—	485,088	10,530,465
2020	2,947,962	(1,311,858)	1,018,117	—	—	200,812	2,855,032

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(3)
TSR is calculated assuming a $100 investment in the Company and the peer group on December 31, 2019, and assuming the reinvestment of any dividends during the applicable measurement period, calculated through the end of the year shown based on share prices.

(4)
Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Alexandria Real Estate Equities, Inc., Boston Properties, Inc., Douglas Emmett, Inc., Empire State Realty Trust, Inc., Hudson Pacific Properties, Inc., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Ladder Capital Corp, Paramount Group, Inc. and Vornado Realty Trust.

(5)
Normalized FFO per share represents reported FFO per share as adjusted for non-cash fair value adjustments, gains or losses on the early extinguishment of debt and other adjustments for comparability between periods.

(6)
Non-PEO named executive officers for 2023, 2022, 2021 and 2020 includes Messrs. Mathias, DiLiberto and Levine.

Company Selected Measure Name	Normalized FFO per Share
Named Executive Officers, Footnote	(6) Non-PEO named executive officers for 2023, 2022, 2021 and 2020 includes Messrs. Mathias, DiLiberto and Levine.
Peer Group Issuers, Footnote
(4)
Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Alexandria Real Estate Equities, Inc., Boston Properties, Inc., Douglas Emmett, Inc., Empire State Realty Trust, Inc., Hudson Pacific Properties, Inc., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Ladder Capital Corp, Paramount Group, Inc. and Vornado Realty Trust.

PEO Total Compensation Amount	$ 18,508,171	$ 16,660,855	$ 21,088,057	$ 15,194,726
PEO Actually Paid Compensation Amount	$ 30,796,068	(11,758,654)	32,642,206	9,617,334
Adjustment To PEO Compensation, Footnote
(1)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Holliday during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2023	18,508,171	(15,767,540)	28,055,437	30,796,068
2022	16,660,855	(14,284,701)	(14,134,808)	(11,758,654)
2021	21,088,057	(18,099,677)	29,653,826	32,642,206
2020	15,194,726	(12,643,310)	7,065,918	9,617,334

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2023	18,575,794	4,556,883	1,292,938	2,027,376	—	1,602,445	28,055,437
2022	4,807,388	(14,493,069)	683,334	(2,002,870)	(4,842,970)	1,713,380	(14,134,808)
2021	25,933,302	2,631,512	1,318,015	(1,636,532)	—	1,407,529	29,653,826
2020	8,918,153	(3,385,784)	982,595	—	—	550,954	7,065,918
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 6,439,504	7,006,710	7,711,773	6,741,540
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,630,597	(2,389,306)	11,565,039	4,723,677
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Holliday as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Holliday) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	6,439,504	(5,716,304)	9,907,397	10,630,597
2022	7,006,710	(6,036,720)	(3,359,296)	(2,389,306)
2021	7,711,773	(6,677,199)	10,530,465	11,565,039
2020	6,741,540	(4,872,895)	2,855,032	4,723,677

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2023	6,660,330	1,494,511	538,835	635,195	—	578,527	9,907,397
2022	1,882,454	(4,551,556)	905,033	(638,835)	(1,544,649)	588,257	(3,359,296)
2021	8,850,588	884,588	853,696	(543,494)	—	485,088	10,530,465
2020	2,947,962	(1,311,858)	1,018,117	—	—	200,812	2,855,032

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET (LOSS) INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. NORMALIZED FFO PER SHARE
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table lists the performance measures that we consider to be the most important performance measures we use to link compensation actually paid to its named executive officers for the most recently completed fiscal year to our performance.
Performance Measure
•
Normalized FFO per Share

•
Relative TSR

•
Annual Same Store Cash NOI Growth

•
Normalized Funds Available for Distribution

•
Combined Net Debt Reduction

•
Manhattan Same Store Office Leased Occupancy

•
Manhattan Office Leasing Volume

Total Shareholder Return Amount	$ 66	44	90	71
Peer Group Total Shareholder Return Amount	71	68	103	78
Net Income (Loss)	$ (599,337,000)	$ (76,303,000)	$ 480,632,000	$ 414,758,000
Company Selected Measure Amount	5.48	6.76	6.58	6.85
PEO Name	Mr. Holliday	Mr. Holliday	Mr. Holliday	Mr. Holliday
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO per Share
Non-GAAP Measure Description
(5)
Normalized FFO per share represents reported FFO per share as adjusted for non-cash fair value adjustments, gains or losses on the early extinguishment of debt and other adjustments for comparability between periods.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Same Store Cash NOI Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Normalized Funds Available for Distribution
Measure:: 5
Pay vs Performance Disclosure
Name	Combined Net Debt Reduction
Measure:: 6
Pay vs Performance Disclosure
Name	Manhattan Same Store Office Leased Occupancy
Measure:: 7
Pay vs Performance Disclosure
Name	Manhattan Office Leasing Volume
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,767,540)	$ (14,284,701)	$ (18,099,677)	$ (12,643,310)
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,055,437	(14,134,808)	29,653,826	7,065,918
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,575,794	4,807,388	25,933,302	8,918,153
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,556,883	(14,493,069)	2,631,512	(3,385,784)
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,292,938	683,334	1,318,015	982,595
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,027,376	(2,002,870)	(1,636,532)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,842,970)
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,602,445	1,713,380	1,407,529	550,954
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,716,304)	(6,036,720)	(6,677,199)	(4,872,895)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,907,397	(3,359,296)	10,530,465	2,855,032
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,660,330	1,882,454	8,850,588	2,947,962
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,494,511	(4,551,556)	884,588	(1,311,858)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	538,835	905,033	853,696	1,018,117
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	635,195	(638,835)	(543,494)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,544,649)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 578,527	$ 588,257	$ 485,088	$ 200,812